Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes

	September 30, 2025	September 30, 2024
Net Loss Before Taxes	$(134,454)	$(55,879)
Effective Tax Rate	21%	21%
Provision For Income Taxes	$(28,235)	$(11,735)

	December 31, 2024	December 31, 2023
Net Loss Before Taxes	$(69,372)	$(230,621)
Effective Tax Rate	21%	21%
Provision For Income Taxes	$(14,568)	$(48,430)

Schedule of net deferred tax asset

	September 30, 2025	September 30, 2024
Deferred tax asset	$93,001	$58,106
Less valuation allowance	(93,001)	(58,106)
Net deferred tax asset	$—	$—

	December 31, 2024	December 31, 2023
Deferred tax asset	$60,939	$46,371
Less valuation allowance	(60,939)	—
Net deferred tax asset	$—	$46,371